Derivative Instruments and Hedging Activities (Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Total asset	¥ 28,737	¥ 42,383
Gross amounts presented in consolidated balance sheet, Total asset	354,893	42,383
Financial instruments, Total asset	336,822	12,614
Cash collateral, Total asset	2,008	20,545
Net amounts, Total asset	16,063	9,224
Gross amounts presented in the consolidated balance sheet, Derivative liability	40,354	35,866
Cash collateral, Derivative liability	0
Gross amounts presented in the consolidated balance sheet, Repurchase, securities lending and similar arrangements	917,792	567,194
Financial instruments, Repurchase, securities lending and similar arrangements	911,881	564,874
Net amounts, Repurchase, securities lending and similar arrangements	5,911	2,320
Gross amounts presented in the consolidated balance sheet, Total liabilities	958,146	603,060
Financial instruments, Total liabilities	922,933	571,960
Cash collateral, Total liabilities	16,225	23,873
Net amounts, Total liabilities	18,988	7,227
Gross amounts presented in the consolidated balance sheet, Securities borrowing and Securities Lending Transactions	326,156
Financial instruments, Securities borrowing and Securities Lending Transactions	326,156
Subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Total asset	15,159	38,281
Financial instruments, Total asset	10,666	12,614
Cash collateral, Total asset	2,008	20,545
Net amounts, Total asset	2,485	5,122
Gross amounts presented in the consolidated balance sheet, Derivative liability	38,966	31,896
Financial instruments, Derivative liability	11,052	7,086
Cash collateral, Derivative liability	16,225	23,873
Net amounts, Derivative liability	11,689	937
Not subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Total asset	13,578	4,102
Net amounts, Total asset	13,578	4,102
Gross amounts presented in the consolidated balance sheet, Derivative liability	1,388	3,970
Net amounts, Derivative liability	¥ 1,388	¥ 3,970